Basis of Presentation and Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	Sep. 01, 2019	Aug. 31, 2019
Basis of Presentation and Accounting Policies [Abstract]
Minimum operating lease commitments		$ 919
Weighted average discount rate applied to lease liabilities	3.50%